Pursuant to Rule 497(e)
Registration No. 333-11283

SUNAMERICA SERIES, INC.

SUNAMERICA FOCUSED ASSET ALLOCATION STRATEGIES

Focused Balanced Strategy Portfolio (the “Portfolio”)

Supplement dated March 24, 2011

to the Prospectus dated March 1, 2011,

as supplemented and amended to date

On page 50 of the Prospectus, under the heading “More Information About the Portfolios,” the information in the table relating to the non-principal risks of the Portfolio is hereby deleted and replaced with the following:

“Non-principal risks:

•	Credit quality
•	Hedging
•	Derivatives
•	Foreign exposure
•	Emerging markets
•	Illiquidity
•	SunAmerica Alternative Strategies Fund non-principal risks”

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SUP2_AAPRO_2-11